Cover	Nov. 10, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	PetMed Express, Inc.
Entity Incorporation, State or Country Code	FL
Entity File Number	000-28827
Entity Tax Identification Number	65-0680967
Entity Address, Address Line One	420 South Congress Avenue
Entity Address, City or Town	Delray Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33445
City Area Code	561
Local Phone Number	526-4444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001040130
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	PETS
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ